Cover	May 11, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2022
Entity File Number	333-239640
Entity Registrant Name	Bio Lab Naturals, Inc.
Entity Central Index Key	0001803977
Entity Tax Identification Number	81-1034163
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7400 E. Crestline Circle
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	(720)
Local Phone Number	273-0433
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false